Lisa Nosal To Call Writer Directly: +1 617 385 7602 lisa.nosal@kirkland.com	200 Clarendon Street Boston, MA 02116 United States +1 617 385 7500 www.kirkland.com	Facsimile: +1 617 385 7501

August 14, 2023

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Polen Credit Opportunities Fund Registration Statement on Form N-2 (File Nos. 333-271087; 811-23860)

Ladies and Gentlemen:

Enclosed for filing on behalf of Polen Credit Opportunities Fund (the "Fund"), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the "1940 Act") on Form N-2 (the "Registration Statement"), originally filed on EDGAR on April 3, 2023. A marked copy of the Amendment against the as-filed, original Registration Statement is being provided to Lisa Larkin, John Lee, John Kernan and David Manion of the staff of the Securities and Exchange Commission via email concurrently with the enclosed filing.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a second pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (617) 385-7602 or by email at lisa.nosal@kirkland.com, or Joshua L. McCarthy by telephone at (781) 283-8511 or by email at jlmccarthy@polencapital.com if you have any questions.

Sincerely,

/s/ Lisa Nosal
Lisa Nosal

cc: Joshua L. McCarthy

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